UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2023 – November 30, 2023

            (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds November 30, 2023

AMG GW&K International Small Cap Fund

Class N: MECAX	Class I: MECIX	Class Z: MECZX

wealth.amg.com	113023 SAR065

AMG Funds Semi-Annual Report — November 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	11

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12

Detail of changes in assets for the past two fiscal periods

Financial Highlights	13

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	22

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	23

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2023	Expense Ratio for the Period	Beginning Account Value 06/01/23	Ending Account Value 11/30/23	Expenses Paid During the Period*
AMG GW&K International Small Cap Fund

Based on Actual Fund Return

Class N	1.14%	$1,000	$979	$5.64

Class I	0.99%	$1,000	$979	$4.90

Class Z	0.89%	$1,000	$980	$4.41

Based on Hypothetical 5% Annual Return

Class N	1.14%	$1,000	$1,019	$5.76

Class I	0.99%	$1,000	$1,020	$5.00

Class Z	0.89%	$1,000	$1,021	$4.50

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited) Periods ended November 30, 2023

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended November 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K International Small Cap Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	(2.14%)	0.94%	(4.38%)	3.43%	8.05%	04/01/96

Class I	(2.06%)	1.09%	(4.24%)	3.61%	9.42%	06/25/93

Class Z	(1.99%)	1.20%	(4.14%)	—	0.17%	05/31/17

MSCI World ex USA Small Cap Index[17]	2.64%	5.74%	4.19%	4.15%	3.16%	05/31/17	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects the inception date of Class Z shares, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2023. All returns are in U.S. Dollars ($).

[2]

As of October 8, 2020, the Fund’s Subadviser was changed to GW&K Investment Management, LLC. Prior to October 8, 2020, the Fund was known as AMG Managers Cadence Emerging Companies Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to October 8, 2020 reflects the performance and investment strategies of the Fund’s previous Subadviser, Cadence Capital Management LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]

Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[5]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[6]	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[7]

Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]  Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[9]  Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[10]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[11]  To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

   The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

[12]  Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[13]  The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Fund Performance Periods ended November 30, 2023 (continued)

[14]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[15]  Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[16]  Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including real estate investment trusts (“REITs”), are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.

[17]  The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the small capitalization equity market performance of developed markets, excluding the U.S. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World ex USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K International Small Cap Fund Fund Snapshots (unaudited) November 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	39.3

Information Technology	10.9

Consumer Staples	10.5

Materials	10.5

Consumer Discretionary	9.7

Communication Services	4.3

Health Care	3.9

Financials	2.5

Real Estate	2.4

Energy	1.0

Short-Term Investments	4.9

Other Assets, less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Senshu Electric Co., Ltd. (Japan)	2.5

Kitron A.S.A. (Norway)	2.2

Kusuri no Aoki Holdings Co., Ltd. (Japan)	2.1

Rheinmetall AG (Germany)	2.1

Hill & Smith PLC (United Kingdom)	2.1

DMG Mori Co., Ltd. (Japan)	2.0

Vidrala, S.A. (Spain)	2.0

Yossix Holdings Co., Ltd. (Japan)	1.9

Mazda Motor Corp. (Japan)	1.9

Alliance Global Group, Inc. (Philippines)	1.9

Top Ten as a Group	20.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (unaudited) November 30, 2023

	Shares	Value

Common Stocks - 95.0%

Communication Services - 4.3%

Enad Global 7 AB (Sweden)*	134,328	$227,889

IPSOS S.A. (France)	8,510	458,762

Nihon Falcom Corp. (Japan)	42,825	345,311

Paradox Interactive AB (Sweden)	23,281	465,355

Total Communication Services		1,497,317

Consumer Discretionary - 9.7%

Garrett Motion, Inc. (Switzerland)*	72,365	535,501

Gift Holdings, Inc. (Japan)	45,574	624,540

Hamee Corp. (Japan)[1]	56,708	388,481

Max Stock, Ltd. (Israel)	193,567	366,562

Mazda Motor Corp. (Japan)	62,155	669,262

MIPS AB (Sweden)	5,315	153,736

Yossix Holdings Co., Ltd. (Japan)	32,704	672,469

Total Consumer Discretionary		3,410,551

Consumer Staples - 10.5%

Becle SAB de CV (Mexico)	244,050	413,389

First Pacific Co., Ltd. (Hong Kong)	1,324,332	525,215

Grupo Herdez SAB de CV (Mexico)	177,631	449,997

Hilton Food Group PLC (United Kingdom)	40,890	380,451

Kusuri no Aoki Holdings Co., Ltd. (Japan)	32,325	747,807

Nissin Foods Co. Ltd. (Hong Kong)	404,002	323,054

Royal Unibrew A/S (Denmark)	5,646	364,766

Sarantis, S.A. (Greece)	58,413	497,852

Total Consumer Staples		3,702,531

Energy - 1.0%

Diversified Energy Co. PLC (United States)	422,650	351,116

Financials - 2.5%

BFF Bank S.P.A. (Italy)[2]	44,334	507,946

Omni Bridgeway, Ltd. (Australia)*	374,044	383,082

Total Financials		891,028

Health Care - 3.9%

Haw Par Corp., Ltd. (Singapore)	62,800	458,148

Riverstone Holdings, Ltd. (Singapore)	735,400	340,647

Siegfried Holding AG (Switzerland)	632	569,860

Total Health Care		1,368,655

Industrials - 39.3%

ADENTRA, Inc. (Canada)	25,449	480,304

Alliance Global Group, Inc. (Philippines)	3,779,516	667,494

Calian Group, Ltd. (Canada)	10,982	455,887

Clarkson PLC (United Kingdom)	13,136	484,239

Creek & River Co., Ltd. (Japan)	41,900	593,208

	Shares	Value

Delta Plus Group (France)	6,459	$509,720

DMG Mori Co., Ltd. (Japan)	39,500	711,694

Fluidra, S.A. (Spain)[1]	14,247	294,855

FULLCAST Holdings Co., Ltd. (Japan)	37,000	479,587

GVS S.P.A. (Italy)*,1,2	75,019	458,949

Hammond Power Solutions, Inc. (Canada)	10,588	639,439

Hosokawa Micron Corp. (Japan)	20,750	595,858

Howden Joinery Group PLC (United Kingdom)	68,570	636,000

Inabata & Co., Ltd. (Japan)	28,500	610,228

NFI Group, Inc. (Canada)*	49,519	472,948

Nippon Concept Corp. (Japan)	47,321	536,955

Nippon Parking Development Co., Ltd. (Japan)[1]	427,275	588,004

Nisso Holdings Co., Ltd. (Japan)	94,500	502,393

Rheinmetall AG (Germany)	2,445	737,121

Richelieu Hardware, Ltd. (Canada)	18,550	587,826

RS GROUP PLC (United Kingdom)	36,800	348,239

Senshu Electric Co., Ltd. (Japan)	37,940	870,726

Stabilus SE (Germany)	8,296	519,168

Ten Pao Group Holdings, Ltd. (China)	2,237,700	295,838

UT Group Co., Ltd. (Japan)*	35,600	533,051

Yamazen Corp. (Japan)	23,201	188,452

Total Industrials		13,798,183

Information Technology - 10.9%

Ai Holdings Corp. (Japan)	33,450	559,719

Argo Graphics, Inc. (Japan)	19,525	493,339

Digital Hearts Holdings Co., Ltd. (Japan)	55,775	377,190

Digital Information Technologies Corp. (Japan)	54,746	605,275

Esprinet S.P.A. (Italy)	54,158	285,305

Incap Oyj (Finland)*,1	32,177	225,144

Kitron A.S.A. (Norway)	249,115	752,313

Macnica Holdings, Inc. (Japan)	10,300	509,857

Total Information Technology		3,808,142

Materials - 10.5%

Corticeira Amorim SGPS, S.A. (Portugal)	52,748	519,617

Elopak A.S.A. (Norway)	193,051	474,601

Hill & Smith PLC (United Kingdom)	31,391	713,332

Huhtamaki Oyj (Finland)[1]	16,716	647,769

Marshalls PLC (United Kingdom)	90,899	288,232

Mayr Melnhof Karton AG (Austria)[1]	2,774	340,468

Vidrala, S.A. (Spain)	7,718	707,513

Total Materials		3,691,532

Real Estate - 2.4%

Altus Group, Ltd. (Canada)	13,737	404,938

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 2.4% (continued)
Far East Consortium International, Ltd. (Hong Kong)	2,363,714	$423,362
Total Real Estate		828,300
Total Common Stocks
(Cost $39,051,058)		33,347,355
	Principal Amount
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 0.4%[3]

RBC Capital Markets LLC, dated 11/30/23, due 12/01/23, 5.320% total to be received $155,104 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 12/14/23 - 09/01/53, totaling $158,183)	$155,081	155,081

	Principal Amount	Value

Repurchase Agreements - 4.5%
Fixed Income Clearing Corp., dated 11/30/23 due 12/01/23, 5.150% total to be received $1,559,223 (collateralized by a U.S. Treasury, 4.625%, 09/15/26, totaling $1,590,271)	$1,559,000	$1,559,000

Total Short-Term Investments (Cost $1,714,081)		1,714,081

Total Investments 99.9% (Cost $40,765,139)		35,061,436

Other Assets, less Liabilities - 0.1%		29,932

Net Assets - 100.0%		$35,091,368

*	Non-income producing security.
[1]

Some of these securities, amounting to $1,000,458 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the value of these securities amounted to $966,895 or 2.8% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$4,297,857	$9,500,326	—	$13,798,183

Information Technology	—	3,808,142	—	3,808,142

Consumer Staples	1,741,689	1,960,842	—	3,702,531

Materials	1,707,550	1,983,982	—	3,691,532

Consumer Discretionary	902,063	2,508,488	—	3,410,551

Communication Services	227,889	1,269,428	—	1,497,317

Health Care	—	1,368,655	—	1,368,655

Financials	383,082	507,946	—	891,028

Real Estate	404,938	423,362	—	828,300

Energy	—	351,116	—	351,116

Short-Term Investments

Joint Repurchase Agreements	—	155,081	—	155,081

Repurchase Agreements	—	1,559,000	—	1,559,000

Total Investments in Securities	$9,665,068	$25,396,368	—	$35,061,436

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended November 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at November 30, 2023, was as follows:

Country	% of Long-Term Investments

Australia	1.1

Austria	1.0

Canada	9.1

China	0.9

Denmark	1.1

Finland	2.6

France	2.9

Germany	3.8

Greece	1.5

Hong Kong	3.8

Israel	1.1

Italy	3.8

Japan	36.6

Country	% of Long-Term Investments

Mexico	2.6

Norway	3.7

Philippines	2.0

Portugal	1.6

Singapore	2.4

Spain	3.0

Sweden	2.5

Switzerland	3.3

United Kingdom	8.5

United States	1.1

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) November 30, 2023

AMG GW&K International Small Cap Fund
Assets:

Investments at value[1] (including securities on loan valued at $1,000,458)	$35,061,436

Cash	10,715

Foreign currency[2]	7,711

Receivable for investments sold	19,792

Dividend and interest receivables	187,970

Securities lending income receivable	951

Receivable for Fund shares sold	1,813

Receivable from affiliate	12,527

Prepaid expenses and other assets	19,408

Total assets	35,322,323

Liabilities:

Payable upon return of securities loaned	155,081

Payable for Fund shares repurchased	16,820

Accrued expenses:

Investment advisory and management fees	19,314

Administrative fees	4,199

Shareholder service fees	2,971

Other	32,570

Total liabilities	230,955

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$35,091,368

[1] Investments at cost	$40,765,139

[2] Foreign currency at cost	$7,629

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG GW&K International Small Cap Fund

Net Assets Represent:

Paid-in capital	$52,406,078

Total distributable loss	(17,314,710)

Net Assets	$35,091,368

Class N:

Net Assets	$3,918,940

Shares outstanding	96,397

Net asset value, offering and redemption price per share	$40.65

Class I:

Net Assets	$27,724,297

Shares outstanding	621,469

Net asset value, offering and redemption price per share	$44.61

Class Z:

Net Assets	$3,448,131

Shares outstanding	77,010

Net asset value, offering and redemption price per share	$44.78

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended November 30, 2023

AMG GW&K International Small Cap Fund

Investment Income:

Dividend income	$455,151

Interest income	19,422

Securities lending income	6,915

Foreign withholding tax	(39,234)

Total investment income	442,254

Expenses:

Investment advisory and management fees	123,217

Administrative fees	26,786

Shareholder servicing fees - Class N	5,125

Shareholder servicing fees - Class I	13,883

Custodian fees	23,613

Registration fees	19,634

Professional fees	18,039

Reports to shareholders	8,371

Trustee fees and expenses	1,255

Transfer agent fees	1,207

Miscellaneous	2,165

Total expenses before offsets	243,295

Expense reimbursements	(65,354)

Net expenses	177,941

Net investment income	264,313

Net Realized and Unrealized Loss:

Net realized loss on investments	(634,692)

Net realized loss on foreign currency transactions	(11,819)

Net change in unrealized appreciation/depreciation on investments	(399,133)

Net change in unrealized appreciation/depreciation on foreign currency translations	6,592

Net realized and unrealized loss	(1,039,052)

Net decrease in net assets resulting from operations	$(774,739)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended November 30, 2023 (unaudited) and the fiscal year ended May 31, 2023

	AMG GW&K International Small Cap Fund

	November 30, 2023	May 31, 2023

Decrease in Net Assets Resulting From Operations:

Net investment income	$264,313	$594,002

Net realized loss on investments	(646,511)	(2,731,166)

Net change in unrealized appreciation/depreciation on investments	(392,541)	1,654,798

Net decrease in net assets resulting from operations	(774,739)	(482,366)

Distributions to Shareholders:

Class N	—	(56,696)

Class I	—	(328,079)

Class Z	—	(39,970)

Total distributions to shareholders	—	(424,745)

Capital Share Transactions:[1]

Net increase from capital share transactions	102,644	1,796,425

Total increase (decrease) in net assets	(672,095)	889,314

Net Assets:

Beginning of period	35,763,463	34,874,149

End of period	$35,091,368	$35,763,463

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2023 (unaudited)	For the fiscal years ended May 31,
Class N		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$41.54	$42.25	$53.97	$41.45	$47.84	$59.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.28	0.67	0.54	(0.12)	(0.11)	(0.30)

Net realized and unrealized gain (loss) on investments	(1.17)	(0.84)	(12.07)	12.64	(6.27)	(6.47)

Total income (loss) from investment operations	(0.89)	(0.17)	(11.53)	12.52	(6.38)	(6.77)

Less Distributions to Shareholders from:

Net investment income	—	(0.54)	(0.19)	—	—	—

Net realized gain on investments	—	—	—	—	(0.01)	(4.53)

Total distributions to shareholders	—	(0.54)	(0.19)	—	(0.01)	(4.53)

Net Asset Value, End of Period	$40.65	$41.54	$42.25	$53.97	$41.45	$47.84

Total Return[2,3]	(2.14)%[4]	(0.36)%	(21.41)%	30.20%	(13.35)%	(10.92)%

Ratio of net expenses to average net assets	1.14%[5]	1.14%	1.14%	1.14%	1.13%	1.11%

Ratio of gross expenses to average net assets[6]	1.51%[5]	1.54%	1.45%	1.31%	1.22%	1.17%

Ratio of net investment income (loss) to average net assets[2]	1.34%[5]	1.66%	1.09%	(0.26)%	(0.24)%	(0.54)%

Portfolio turnover	8%[4]	25%	26%	236%	96%	96%

Net assets end of period (000’s) omitted	$3,919	$4,268	$4,704	$8,198	$11,651	$32,440

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2023 (unaudited)	For the fiscal years ended May 31,
Class I		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$45.55	$46.26	$59.20	$45.40	$52.32	$64.10

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.34	0.80	0.68	(0.05)	(0.05)	(0.25)

Net realized and unrealized gain (loss) on investments	(1.28)	(0.91)	(13.23)	13.85	(6.86)	(7.00)

Total income (loss) from investment operations	(0.94)	(0.11)	(12.55)	13.80	(6.91)	(7.25)

Less Distributions to Shareholders from:

Net investment income	—	(0.60)	(0.39)	—	—	—

Net realized gain on investments	—	—	—	—	(0.01)	(4.53)

Total distributions to shareholders	—	(0.60)	(0.39)	—	(0.01)	(4.53)

Net Asset Value, End of Period	$44.61	$45.55	$46.26	$59.20	$45.40	$52.32

Total Return[2,3]	(2.06)%[4]	(0.20)%	(21.31)%	30.39%	(13.22)%	(10.82)%

Ratio of net expenses to average net assets	0.99%[5]	0.99%	0.99%	0.98%	0.99%	0.99%

Ratio of gross expenses to average net assets[6]	1.36%[5]	1.39%	1.30%	1.15%	1.08%	1.05%

Ratio of net investment income (loss) to average net assets[2]	1.49%[5]	1.81%	1.24%	(0.10)%	(0.10)%	(0.42)%

Portfolio turnover	8%[4]	25%	26%	236%	96%	96%

Net assets end of period (000’s) omitted	$27,724	$27,889	$27,489	$36,476	$60,267	$116,101

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended November 30, 2023 (unaudited)	For the fiscal years ended May 31,
Class Z		2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$45.69	$46.41	$59.44	$45.54	$52.43	$64.16

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.36	0.85	0.73	(0.00)[7]	0.00 [7]	(0.19)

Net realized and unrealized gain (loss) on investments	(1.27)	(0.92)	(13.27)	13.90	(6.88)	(7.01)

Total income (loss) from investment operations	(0.91)	(0.07)	(12.54)	13.90	(6.88)	(7.20)

Less Distributions to Shareholders from:

Net investment income	—	(0.65)	(0.49)	—	—	—

Net realized gain on investments	—	—	—	—	(0.01)	(4.53)

Total distributions to shareholders	—	(0.65)	(0.49)	—	(0.01)	(4.53)

Net Asset Value, End of Period	$44.78	$45.69	$46.41	$59.44	$45.54	$52.43

Total Return[2,3]	(1.99)%[4]	(0.13)%	(21.22)%	30.52%	(13.13)%	(10.73)%

Ratio of net expenses to average net assets	0.89%[5]	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[6]	1.26%[5]	1.29%	1.20%	1.06%	0.98%	0.95%

Ratio of net investment income (loss) to average net assets[2]	1.59%[5]	1.91%	1.34%	(0.01)%	0.00%[8]	(0.32)%

Portfolio turnover	8%[4]	25%	26%	236%	96%	96%

Net assets end of period (000’s) omitted	$3,448	$3,606	$2,682	$4,256	$23,477	$26,724

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Less than $0.005 or $(0.005)% per share.

[8]	Less than 0.005%.

Notes to Financial Statements (unaudited) November 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K International Small Cap Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC

(the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to the mark-to-market treatment of passive foreign investment companies and wash sales deferrals.

At November 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$40,765,139	$2,872,952	$(8,576,655)	$(5,703,703)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$8,747,336	$2,505,718	$11,253,054

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended November 30, 2023 (unaudited) and the fiscal year ended May 31, 2023, the capital stock transactions by class for the Fund were as follows:

	November 30, 2023		May 31, 2023

	Shares	Amount	Shares	Amount

Class N:

Shares sold	2,126	$87,411	7,448	$306,243

Shares issued in reinvestment of distributions	—	—	1,377	55,377

Shares redeemed	(8,479)	(355,027)	(17,421)	(699,428)

Net decrease	(6,353)	$(267,616)	(8,596)	$(337,808)

Class I:

Shares sold	46,315	$2,101,484	184,151	$8,362,308

Shares issued in reinvestment of distributions	—	—	7,442	327,991

Shares redeemed	(37,133)	(1,641,835)	(173,482)	(7,524,051)

Net increase	9,182	$459,649	18,111	$1,166,248

Class Z:

Shares sold	2,786	$127,538	22,384	$1,019,345

Shares issued in reinvestment of distributions	—	—	58	2,579

Shares redeemed	(4,688)	(216,927)	(1,304)	(53,939)

Net increase (decrease)	(1,902)	$(89,389)	21,138	$967,985

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At November 30, 2023, the market value of Repurchase Agreements outstanding was $1,714,081.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is

Notes to Financial Statements (continued)

responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended November 30, 2023, the Fund paid an investment management fee at the annual rate of 0.69% of the average daily net assets of the Fund. The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended November 30, 2023, the Investment Manager reimbursed the Fund $65,354, and did not recoup any previously reimbursed expenses. At November 30, 2023, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$130,899

1-2 years	139,579

2-3 years	128,966

Total	$399,444

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2023, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. On October 10, 2023, the shareholders of the Trust elected Trustees, including two new Trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect

Notes to Financial Statements (continued)

all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At November 30, 2023, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended November 30, 2023 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$650,502	1	$93	5.208%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended November 30, 2023, were $2,763,130 and $3,737,369, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended November 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at November 30, 2023, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,000,458	$155,081	$975,350	$1,130,431

The following table summarizes the securities received as collateral for securities lending at November 30, 2023:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.125%-4.750%	02/15/23-05/15/53

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. RISKS ASSOCIATED WITH INVESTMENT IN JAPAN

The Fund invests a significant portion of its net assets in Japan, which makes the Fund particularly susceptible to economic, political, regulatory or other events or conditions that may affect Japan’s economy. Therefore, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of November 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

RBC Capital Markets LLC	$155,081	—	$155,081	$155,081	—

Fixed Income Clearing Corp.	1,559,000	—	1,559,000	1,559,000	—

Total	$1,714,081	—	$1,714,081	$1,714,081	—

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG Funds III (the “Trust”) was held on October 10, 2023, to vote on a proposal to elect trustees to the Board of Trustees of the Trust. The proposal and results of the vote are described below. Jill R. Cuniff, Kurt A. Keilhacker, Peter W. MacEwen, Steven J. Paggioli, Eric Rakowski, Victoria L. Sassine and Garret W. Weston were elected by shareholders at the special meeting on October 10, 2023. Bruce B. Bingham, an incumbent Trustee, served as a Trustee of the Trust until his retirement on December 31, 2023.

AMG Funds III	All Funds in Trust*

Election of Trustees [1]	For	Withheld

Jill R. Cuniff	16,176,146	1,292,448

Kurt A. Keilhacker	16,195,091	1,273,503

Peter W. MacEwen	16,181,186	1,287,408

Steven J. Paggioli	16,171,262	1,297,332

Eric Rakowski	16,234,882	1,233,712

Victoria L. Sassine	16,232,798	1,235,796

Garret W. Weston	16,302,659	1,165,935

[1]	Ms. Cuniff and Mr. MacEwen were newly elected to the Board of Trustees on October 10, 2023; Messrs. Keilhacker, Paggioli, Rakowski, and Weston and Ms. Sassine are incumbent Trustees.

*	Rounded to the nearest share.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K International Small Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 21, 2023

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG GW&K International Small Cap Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program.

The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the

Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI World ex USA Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile of its Peer Group for the 1-year period and the top third of its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective October 8, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Below Average rating level of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees,	voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

wealth.amg.com	113023	SAR065

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	February 2, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	February 2, 2024